UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)

Morgan Creek - Exos SPAC Originated ETF
(SPXZ)

Morgan Creek - Exos Active SPAC Arbitrage ETF
(CSH)

SEMI-ANNUAL REPORT

June 30, 2022
(Unaudited)

Morgan Creek - Exos ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedule of Investments	3
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Board Consideration and Approval of Advisory and Sub-Advisory Agreements	24
Supplemental Information	27
Review of Liquidity Risk Management Program	28

Morgan Creek - Exos ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (January 1, 2022 to June 30, 2022), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratios	Expenses Paid During the Period(1)
Morgan Creek - Exos SPAC Originated ETF
Actual	$ 1,000.00	$ 633.40	1.00%	$ 4.05
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.84	1.00%	$ 5.01

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

	Hypothetical Account Value 1/1/22	Beginning Account Value 1/31/22^	Ending Account Value 6/30/22	Annualized Expense Ratios	Expenses Paid During the Period
Morgan Creek - Exos Active SPAC Arbitrage ETF
Actual	N/A	$ 1,000.00	$ 995.10	1.25%	$ 5.16(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	$ 1,018.60	1.25%	$ 6.26(2)

(^)	Fund commenced operations on January 31, 2022.

(1)

Actual expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days since inception, 151 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(2)

Hypothetical expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Morgan Creek - Exos SPAC Originated ETF

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%
Aerospace/Defense — 2.4%
Joby Aviation, Inc. (a)(d)	20,760	$101,931
Rocket Lab USA, Inc. (a)(d)	12,002	45,488
		147,419
Auto Manufacturers — 3.7%
Arrival SA (a)(b)(d)	26,376	41,674
Fisker, Inc. (a)(d)	8,256	70,754
Lucid Group, Inc. (a)(d)	3,341	57,332
The Lion Electric Co. (a)(b)(d)	12,567	52,907
		222,667
Auto Parts & Equipment — 2.4%
Aurora Innovation, Inc. (a)	18,023	34,424
Embark Technology, Inc. (a)	26,596	13,439
Luminar Technologies, Inc. (a)(d)	7,163	42,477
QuantumScape Corp. (a)(d)	6,071	52,150
		142,490
Biotechnology — 2.0%
Humacyte, Inc. (a)(d)	17,084	54,840
Roivant Sciences, Ltd. (a)(b)	15,724	63,997
		118,837
Building Materials — 1.0%
SmartRent, Inc. (a)	13,150	59,438

	Shares	Value
Chemicals — 1.7%
Danimer Scientific, Inc. (a)(d)	22,117	$100,853

Commercial Services — 4.5%
Alight, Inc. - Class A (a)	10,920	73,710
Bakkt Holdings, Inc. (a)(d)	19,975	41,948
Core Scientific, Inc. (a)	10,713	15,962
Payoneer Global, Inc. (a)	20,736	81,285
Paysafe, Ltd. (a)(b)	30,919	60,292
		273,197
Diversified Financial Services — 2.3%
Blue Owl Capital, Inc.	8,740	87,662
SoFi Technologies, Inc. (a)	9,434	49,717
		137,379
Electrical Components & Equipment — 1.6%
ChargePoint Holdings, Inc. (a)(d)	7,093	97,103

Electronics — 1.2%
Mirion Technologies, Inc. (a)(d)	12,213	70,347

Energy-Alternate Sources — 1.0%
STEM, Inc. (a)	8,617	61,698

Entertainment — 2.4%
DraftKings, Inc. - Class A (a)(d)	4,809	56,122
Genius Sports, Ltd. (a)(b)	18,483	41,587
Rush Street Interactive, Inc. (a)	9,989	46,649
		144,358
Environmental Control — 1.7%
PureCycle Technologies, Inc. (a)	14,030	104,103

Food — 1.6%
Utz Brands, Inc.	7,134	98,592

Healthcare-Products — 1.0%
Butterfly Network, Inc. (a)(d)	19,534	59,969

Healthcare-Services — 3.0%
23andMe Holding Co. (a)(d)	21,636	53,657
Cano Health, Inc. (a)	16,520	72,358
Ginkgo Bioworks Holdings, Inc. (a)	22,861	54,409
		180,424
Internet — 3.1%
Grab Holdings, Ltd. - Class A (a)(b)	21,409	54,165
Grove Collaborative Holdings (a)(d)	5,436	25,169
Nextdoor Holdings, Inc. (a)	18,547	61,390
Opendoor Technologies, Inc. (a)	10,020	47,194
		187,918

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos SPAC Originated ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

	Shares	Value
Leisure Time — 1.1%
Virgin Galactic Holdings, Inc. (a)(d)	10,971	$66,045

Machinery-Construction & Mining — 0.7%
Vertiv Holdings Co.	5,123	42,111

Metal Fabricate/Hardware — 3.1%
Hillman Solutions Corp. (a)	11,076	95,696
Janus International Group, Inc. (a)	10,384	93,768
		189,464
Mining — 1.4%
MP Materials Corp. (a)	2,620	84,050

Packaging & Containers — 1.2%
Ardagh Metal Packaging SA (b)	12,229	74,597

Pre-Combination Special Purpose Acquisition Companies — 44.4%
AltC Acquisition Corp. - Class A (a)	6,010	57,997
Ares Acquisition Corp. - Class A (a)(b)	5,710	56,129
Austerlitz Acquisition Corp. I - Class A (a)(b)	5,763	56,189
Austerlitz Acquisition Corp. II - Class A (a)(b)	5,716	55,731
Bluescape Opportunities Acquisition Corp. - Class A (a)(b)	5,837	57,845
Bridgetown Holdings, Ltd. - Class A (a)(b)	5,660	56,147
CC Neuberger Principal Holdings II - Class A (a)(b)	5,624	56,184
Churchill Capital Corp. V- Class A (a)	5,670	55,736
Churchill Capital Corp. VI - Class A (a)	5,694	55,744
Churchill Capital Corp. VII - Class A (a)	5,891	57,555
Cohn Robbins Holdings Corp. - Class A (a)(b)	5,730	56,956
Compute Health Acquisition Corp. - Class A (a)	5,706	55,976
Conx Corp. - Class A (a)	5,846	57,758
E.Merge Technology Acquisition Corp. - Class A (a)	5,638	56,324
Elliott Opportunity II Corp. - Class A (a)(b)	5,903	57,377
Far Peak Acquisition Corp. - Class A (a)(b)	5,600	54,992
Fortress Value Acquisition Corp. IV - Class A (a)	5,896	57,604
Forum Merger IV Corp. - Class A (a)	5,349	52,260
FTAC Hera Acquisition Corp. - Class A (a)(b)	6,257	61,320
Gores Holdings IX, Inc. - Class A (a)	4,891	47,051
Gores Technology Partners, Inc. - Class A (a)	5,846	57,232
Gores Technology Partners II, Inc. - Class A (a)	7,597	74,375
Hamilton Lane Alliance Holdings I, Inc. - Class A (a)	4,398	43,188
Health Assurance Acquisition Corp. - Class A (a)	5,668	56,000

	Shares	Value
Hennessy Capital Investment Corp. VI - Class A (a)	5,407	$51,961
Horizon Acquisition Corp. II - Class A (a)(b)	5,663	56,120
Jaws Mustang Acquisition Corp. - Class A (a)(b)	5,701	56,041
Juniper II Corp. - Class A (a)	5,137	51,010
Kensington Capital Acquisition Corp. V - Class A (a)(b)	5,383	53,238
KKR Acquisition Holdings I Corp. - Class A (a)	5,722	56,018
Landcadia Holdings IV, Inc. - Class A (a)	5,881	57,575
Live Oak Crestview Climate Acquisition Corp. - Class A (a)	6,147	59,073
Longview Acquisition Corp. II - Class A (a)	5,688	55,572
M3-Brigade Acquisition II Corp. - Class A (a)	5,651	55,436
MSD Acquisition Corp. - Class A (a)(b)	6,008	58,878
Mudrick Capital Acquisition Corp. II - Class A (a)	5,578	56,226
Pontem Corp. - Class A (a)(b)	5,721	56,352
RedBall Acquisition Corp. - Class A (a)(b)	5,616	55,935
Simon Property Group Acquisition Holdings, Inc. - Class A (a)	5,721	56,066
Social Capital Hedosophia Holdings Corp. IV - Class A (a)(b)	5,554	55,151
Social Capital Hedosophia Holdings Corp. VI - Class A (a)(b)	5,533	54,943
SVF Investment Corp. - Class A (a)(b)	5,854	57,720
Tishman Speyer Innovation Corp. II - Class A (a)	5,722	56,018
TPG Pace Beneficial Finance Corp. - Class A (a)(b)	5,691	56,398
TPG Pace Beneficial II Corp. - Class A (a)(b)	5,446	52,990
Vy Global Growth - Class A (a)(b)	5,661	56,005
Warburg Pincus Capital Corp I-A - Class A (a)(b)	5,719	56,103
Warburg Pincus Capital Corp I-B - Class B (a)(b)	5,310	52,038
		2,686,537
Real Estate — 1.2%
WeWork, Inc. - Class A (a)(d)	14,031	70,436

Retail — 0.4%
Cazoo Group, Ltd. (a)(b)(d)	33,228	23,924

Software — 5.2%
CCC Intelligent Solutions Holdings, Inc. (a)	10,682	98,274
E2open Parent Holdings, Inc. (a)	12,187	94,815
ironSource, Ltd. - Class A (a)(b)	18,433	43,871
Matterport, Inc. (a)(d)	11,127	40,725
Skillz, Inc. (a)(d)	30,159	37,397
		315,082

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos SPAC Originated ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

	Shares	Value
Telecommunications — 1.8%
Cyxtera Technologies, Inc. (a)	9,374	$106,301
TOTAL COMMON STOCKS (Cost $13,023,989)		5,865,339

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 19.6%
First American Government Obligations Fund, Class X, 1.29% (e)	1,186,862	1,186,862
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,186,862)		1,186,862

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
U.S. Treasury Bills — 0.5%
2.05%, 11/25/2022 (c)	$1,000	992
2.29%, 12/15/2022 (c)	6,000	5,937
2.44%, 12/22/2022 (c)	17,000	16,803
2.46%, 12/29/2022 (c)	6,000	5,927
TOTAL SHORT-TERM INVESTMENTS (Cost $29,682)		29,659

Total Investments (Cost $14,240,533) — 117.2%		7,081,860
Liabilities in Excess of Other Assets — (17.2%)		(1,037,729)
TOTAL NET ASSETS — 100.0%		$6,044,131

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the effective yield as of June 30, 2022.

(d)	All or a portion of this security is on loan as of June 30, 2022. The market value of securities out on loan is $1,105,591.

(e)	The rate shown is the yield at period end.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.3%
Pre-Combination Special Purpose Acquisition Companies — 97.3% (a)
10X Capital Venture Acquisition Corp. II - Class A (b)	861	$8,507
A SPAC II Acquisition Corp. - Tracking Stock (b)	1,875	18,806
ABG Acquisition Corp. I - Class A (b)	878	8,596
Acropolis Infrastructure Acquisition Corp. - Class A	5,740	55,506
Advanced Merger Partners, Inc. - Class A	3,055	29,878
Aequi Acquisition Corp. - Class A	2,327	22,991
Alpha Healthcare Acquisition Corp. III - Class A	5,806	56,202
Alpha Partners Technology Merger Corp. - Class A (b)	1,113	10,774
AltC Acquisition Corp. - Class A	5,716	55,159
Altimar Acquisition Corp. III - Class A (b)	3,742	36,709
Ares Acquisition Corp. - Class A (b)	9,396	92,363
Ares Acquisition Corp. - Tracking Stock (b)	1	10
ARYA Sciences Acquisition Corp. V - Class A (b)	1,077	10,468
Astrea Acquisition Corp. - Class A	552	5,393
Atlas Crest Investment Corp. II - Class A	5,251	51,512
Aura FAT Projects Acquisition Corp. - Tracking Stock (b)	5,941	59,113
Aurora Acquisition Corp. - Class A (b)	4,388	43,002
Banyan Acquisition Corp. - Class A	5,070	50,497
BCLS Acquisition Corp. - Class A (b)	1,695	16,780
Big Sky Growth Partners, Inc. - Class A	861	8,386
Carney Technology Acquisition Corp. II - Class A	6,822	67,333
Cartesian Growth Corp. - Class A (b)	18,540	182,248
Cascadia Acquisition Corp. - Class A	1,235	12,078
CC Neuberger Principal Holdings II - Class A (b)	42,450	424,075
CC Neuberger Principal Holdings III - Class A (b)	2,177	21,422
Churchill Capital Corp. V - Class A	982	9,653
Churchill Capital Corp. VI - Class A	11,148	109,139
Churchill Capital Corp. VII - Class A	9,595	93,743
Coliseum Acquisition Corp. - Class A (b)	426	4,145
Colonnade Acquisition Corp. II - Class A (b)	1,627	15,928
Compass Digital Acquisition Corp. (b)	1,275	12,303
Crown PropTech Acquisitions - Class A (b)	4,976	49,014
Crucible Acquisition Corp. - Class A	4,187	41,200
DA32 Life Science Tech Acquisition Corp. - Class A	3,380	32,752
Decarbonization Plus Acquisition Corp. IV - Class A (b)	4,113	40,760

	Shares	Value
DPCM Capital, Inc. - Class A (b)	14,877	$147,431
E.Merge Technology Acquisition Corp. - Class A	50,793	507,422
Elliott Opportunity II Corp. - Class A (b)	9,749	94,760
Endurance Acquisition Corp. - Class A (b)	956	9,417
ESM Acquisition Corp. - Class A (b)	1,256	12,309
European Biotech Acquisition Corp. - Class A (b)	1,118	10,934
ExcelFin Acquisition Corp. - Class A	4,880	48,824
FG Merger Corp. - Tracking Stock	2,906	28,915
Fintech Acquisition Corp. V - Class A	8,715	85,843
FinTech Acquisition Corp. VI - Class A	5,326	52,461
First Reserve Sustainable Growth Corp. - Class A	3,687	36,022
Forest Road Acquisition Corp. II - Class A	12,281	120,292
Forum Merger IV Corp. - Class A	9,176	89,650
Frazier Lifesciences Acquisition Corp. (b)	2,657	26,251
Frontier Investment Corp. - Class A (b)	988	9,584
FTAC Hera Acquisition Corp. - Class A (b)	13,295	130,291
FTAC Parnassus Acquisition Corp. - Class A	861	8,481
Fusion Acquisition Corp. II - Class A	1,354	13,283
G Squared Ascend II, Inc. - Class A (b)	1,471	14,431
Glenfarne Merger Corp. - Class A	3,700	36,038
Global Partner Acquisition Corp. II - Class A (b)	2,082	20,529
Golden Arrow Merger Corp. - Class A	1,091	10,670
Gores Holdings VII, Inc. - Class A	17,705	173,155
Gores Holdings VIII, Inc. - Class A	4,378	43,123
Gores Holdings IX, Inc. - Class A	7,350	70,707
Gores Technology Partners, Inc. - Class A	14,555	142,493
Gores Technology Partners II, Inc. - Class A	22,537	220,637
Graf Acquisition Corp. IV	1,939	18,828
GX Acquisition Corp. II - Class A	1,684	16,486
Hamilton Lane Alliance Holdings I, Inc.	13,744	134,966
Hennessy Capital Investment Corp. VI - Class A	4,594	44,148
HH&L Acquisition Co. - Class A (b)	1,499	14,720
Horizon Acquisition Corp. II - Class A (b)	4,302	42,633
HumanCo Acquisition Corp. - Tracking Stock	8,485	84,129
IG Acquisition Corp. - Class A	10,684	105,772
Independence Holdings Corp. - Class A (b)	16,640	163,238
INSU Acquisition Corp. III - Class A	4,620	45,507
InterPrivate II Acquisition Corp. - Class A	2,869	28,088
InterPrivate II Acquisition Corp. - Tracking Stock	1	10
InterPrivate III Financial Partners, Inc. - Class A	10,270	100,646
InterPrivate IV InfraTech Partners, Inc. - Class A	2,350	23,030
ION Acquisition Corp. III, Ltd.- Class A (b)	868	8,463
Jack Creek Investment Corp. - Class A (b)	1,102	10,838
Jackson Acquisition Co. - Class A	2,449	24,098
Jaws Hurricane Acquisition Corp. - Class A	16,336	159,113
Jaws Juggernaut Acquisition Corp. - Class A (b)	3,443	33,569

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

	Shares	Value
Jaws Mustang Acquisition Corp. - Class A (b)	14,237	$139,950
Juniper II Corp. - Class A	9,734	96,659
Kensington Capital Acquisition Corp. IV - Tracking Stock (b)	4,350	41,803
Kensington Capital Acquisition Corp. V - Class A (b)	6,304	62,347
Khosla Ventures Acquisition Co.	8,419	82,085
Khosla Ventures Acquisition Co. III - Class A	14,525	141,474
KKR Acquisition Holdings I Corp. - Class A	12,317	120,583
KL Acquisition Corp.	909	8,945
Landcadia Holdings IV, Inc. - Class A	9,590	93,886
Lazard Growth Acquisition Corp. I (b)	3,670	35,893
Lead Edge Growth Opportunities, Ltd. - Class A (b)	9,865	96,776
Lefteris Acquisition Corp. - Class A	342	3,389
Legato Merger Corp. II	10,549	104,646
LightJump Acquisition Corp.	1,498	14,965
Live Oak Crestview Climate Acquisition Corp. - Class A	13,367	128,457
Live Oak Mobility Acquisition Corp. - Class A	6,196	60,721
Longview Acquisition Corp. II - Class A	7,718	75,405
M3-Brigade Acquisition III Corp. - Class A	3,442	34,317
Mercato Partners Acquisition Corp. - Class A	1,203	11,982
Monument Circle Acquisition Corp. - Class A	1,368	13,434
Motive Capital Corp. II - Class A (b)	4,593	45,425
Mudrick Capital Acquisition Corp. II - Class A	6,814	68,685
Omega Alpha SPAC - Class A (b)	3,060	30,141
One Equity Partners Open Water I Corp. - Class A	1,166	11,450
Orion Biotech Opportunities Corp. - Class A (b)	2,046	19,928
Peridot Acquisition Corp. II - Class A (b)	15,255	149,652
Pine Technology Acquisition Corp. III - Class A	3,443	33,638
Pivotal Investment Corp. III - Class A	1,482	14,538
Pontem Corp. - Class A (b)	8,157	80,346
Portage Fintech Acquisition Corp. - Class A (b)	13,371	129,699
Power & Digital Infrastructure Acquisition II Corp. - Class A	1,996	19,641
Prime Impact Acquisition I - Class A (b)	9,176	91,760
PROOF Acquisition Corp. I - Class A	10,100	99,889
Property Solutions Acquisition Corp. II - Class A	5,051	49,449
PWP Forward Acquisition Corp. I - Class A	1,235	12,054
RedBall Acquisition Corp. - Class A (b)	21,182	210,973
Ribbit LEAP, Ltd. - Class A (b)	320	3,171
RMG Acquisition Corp. III - Class A (b)	6,423	63,202
Rosecliff Acquisition Corp. I - Class A	1,235	12,115
Ross Acquisition Corp. II - Class A (b)	3,363	33,025
RXR Acquisition Corp. - Class A	839	8,214
Sarissa Capital Acquisition Corp. - Class A (b)	17,860	176,635

	Shares	Value
Science Strategic Acquisition Corp. Alpha - Class A	9,301	$91,243
Science Strategic Acquisition Corp. Alpha - Tracking Stock	1	10
Screaming Eagle Acquisition Corp. - Class A (b)	3,452	33,105
SHUAA Partners Acquisition Corp. I - Class A (b)	720	7,178
Silver Crest Acquisition Corp. - Class A (b)	513	5,058
Silver Spike Acquisition Corp. II - Class A (b)	5,309	52,002
Simon Property Group Acquisition Holdings, Inc. - Class A	6,740	66,052
Social Capital Suvretta Holdings Corp. I - Class A (b)	4,969	49,143
Social Capital Suvretta Holdings Corp. II - Class A (b)	9,346	90,843
Social Capital Suvretta Holdings Corp. III - Class A (b)	2,760	27,462
Social Capital Suvretta Holdings Corp. IV - Class A (b)	6,172	59,930
Sports Ventures Acquisition Corp. - Class A (b)	678	6,678
Supernova Partners Acquisition Co. III, Ltd. - Class A (b)	2,317	22,660
Talon 1 Acquisition Corp. - Class A (b)	4,113	41,377
Target Global Acquisition I Corp. (b)	3,441	34,100
Thunder Bridge Capital Partners IV, Inc. - Class A	22,561	221,549
Tishman Speyer Innovation Corp. II - Tracking Stock	6,446	63,364
TPG Pace Beneficial Finance Corp. - Class A (b)	342	3,389
TPG Pace Beneficial II Corp. - Class A (b)	1,081	10,518
Twelve Seas Investment Co. II - Class A	3,587	35,081
Two - Class A (b)	4,967	48,528
Velocity Acquisition Corp. - Class A	909	8,899
VPC Impact Acquisition Holdings II - Class A (b)	861	8,438
Waldencast Acquisition Corp. - Class A (b)	2,623	25,837
Warburg Pincus Capital Corp. I - Class A (b)	8,960	87,898
Warburg Pincus Capital Corp. I - Class B (b)	9,161	89,778
Warrior Technologies Acquisition Co. - Class A (b)	16,251	161,535
Waverley Capital Acquisition Corp. 1 - Class A (b)	1,235	11,942
TOTAL COMMON STOCKS (Cost $9,083,469)		9,073,624

WARRANTS — 0.4% (a)
Alvotech SA, Expiration: June 2027, Exercise Price: $11.50 (b)	3,501	2,363
Ares Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	18,827	4,336
Atlas Crest Investment Corp. II - Class A, Expiration: February 2026, Exercise Price: $11.50	16,778	2,349

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

	Shares	Value
Austerlitz Acquisition Corp. II - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	11,356	$1,391
Blue Whale Acquisition Corp. I, Expiration: July 2023, Exercise Price: $11.50 (b)	710	202
CC Neuberger Principal Holdings II, Expiration: July 2025, Exercise Price: $11.50 (b)	2,590	1,191
Churchill Capital Corp. VI - Class A, Expiration: December 2027, Exercise Price: $11.50	2,435	828
Cohn Robbins Holdings Corp., Expiration: August 2025, Exercise Price: $11.50 (b)	4,903	2,108
Colonnade Acquisition Corp. II - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	455	59
Compass Digital Acquisition Corp. Expiration: September 2023, Exercise Price: $11.50 (b)	593	148
Crucible Acquisition Corp. - Class A, Expiration: December 2025, Exercise Price: $11.50	2,500	250
Decarbonization Plus Acquisition Corp. IV - Class A, Expiration: December 2028, Exercise Price: $11.50 (b)	7,827	1,567
Deep Lake Capital Acquisition Corp. - Class B, Expiration: December 2027, Exercise Price: $11.50 (b)	3,000	240
DPCM Capital, Inc. - Class A, Expiration: October 2027, Exercise Price: $11.50	5,000	1,750
FG Merger Corp., Expiration: June 2027, Exercise Price: $11.50	3,048	305
Frazier Lifesciences Acquisition Corp., Expiration: November 2025, Exercise Price: $11.50 (b)	3,554	284
FTAC Hera Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	5,000	950
Global Partner Acquisition Corp. II - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	485	87
Gores Holdings IX, Inc., Expiration: January 2029, Exercise Price: $11.50	1,831	824
Gores Technology Partners II, Inc. - Class A, Expiration: December 2027, Exercise Price: $11.50	2,126	904
Hamilton Lane Alliance Holdings I, Inc., Expiration: January 2026, Exercise Price: $11.50	6,514	560
Home Plate Acquisition Corp., Expiration: March 2023, Exercise Price: $11.50	300	42
Independence Holdings Corp. - Class A, Expiration: March 2028, Exercise Price: $11.50 (b)	4,000	840
InterPrivate II Acquisition Corp., Expiration: December 2028, Exercise Price: $11.50	303	30

	Shares	Value
Jackson Acquisition Co. - Class A, Expiration: December 2028, Exercise Price: $11.50	239	$36
Jaws Hurricane Acquisition Corp., Expiration: February 2023, Exercise Price: $11.50	1,000	360
Juniper II Corp. - Class A, Expiration: December 2028, Exercise Price: $11.50	8,663	1,646
Kensington Capital Acquisition Corp. IV, Expiration: March 2027, Exercise Price: $11.50 (b)	6,090	1,766
Kensington Capital Acquisition Corp. V, Expiration: July 2023, Exercise Price: $11.50 (b)	2,000	450
KKR Acquisition Holdings I Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50	1,270	457
Lead Edge Growth Opportunities, Ltd., Expiration: December 2028, Exercise Price: $11.50 (b)	1,700	340
Lefteris Acquisition Corp. - Class A, Expiration: October 2025, Exercise Price: $11.50	883	88
Legato Merger Corp. II, Expiration: February 2023, Exercise Price: $11.50	13,100	3,275
Live Oak Mobility Acquisition Corp., Expiration: March 2028, Exercise Price: $11.50	3,908	685
Motive Capital Corp. II - Class A, Expiration: May 2028, Exercise Price: $11.50 (b)	1,149	299
Peridot Acquisition Corp. II - Class A, Expiration: April 2028, Exercise Price: $11.50 (b)	2,650	437
Power & Digital Infrastructure Acquisition II Corp., Expiration: December 2028, Exercise Price: $11.50	1,394	265
PROOF Acquisition Corp. I, Expiration: December 2028, Exercise Price: $11.50	3,790	360
Ross Acquisition Corp. II, Expiration: February 2026, Exercise Price: $11.50 (b)	7,087	1,099
Science Strategic Acquisition Corp. Alpha - Class A, Expiration: December 2027, Exercise Price: $11.50	4,639	420
Screaming Eagle Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	2,141	814
Talon 1 Acquisition Corp., Expiration: April 2023, Exercise Price: $11.50 (b)	1,027	169
Tishman Speyer Innovation Corp. II - Class A, Expiration: December 2027, Exercise Price: $11.50	2,507	390
Williams Rowland Acquisition Corp., Expiration: December 2022, Exercise Price: $11.50	4,000	340
TOTAL WARRANTS (Cost $82,326)		37,304

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Schedule of Investments

June 30, 2022 (Unaudited) (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 9.6%
U.S. Treasury Bills — 9.6%
2.29%, 12/15/2022 (c)	$102,000	$100,934
2.44%, 12/22/2022 (c)	806,000	796,650
TOTAL SHORT-TERM INVESTMENTS (Cost $897,741)		897,584

TOTAL INVESTMENTS (Cost: $10,063,536) — 107.3%		10,008,512
Other assets and liabilities, net — (7.3)%		(679,325)
NET ASSETS — 100.0%		$9,329,187

Percentages are stated as a percent of net assets.

(a)	Non-income producing.

(b)	Foreign issued security.

(c)	The rate shown is the effective yield as of June 30, 2022.

Country	Percentage of Net Assets
United States	66.5%
Cayman Islands	40.6%*
British Virgin Islands	0.2%
Luxembourg	0.0%**
Total Country	107.3%
TOTAL INVESTMENTS	107.3%
Other assets and liabilities, net	-7.3%
NET ASSETS	100.0%

*	To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

**	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos ETFs

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	Morgan Creek - Exos SPAC Originated ETF	Morgan Creek - Exos Active SPAC Arbitrage ETF
Assets
Investments, at value (cost $14,240,533 and $10,063,536, respectively)(1)	$7,081,860	$10,008,512
Cash	100,862	100,010
Dividends receivable	385	—
Receivable for investment securities sold	48,850	3,546,868
Securities lending income receivable	4,341	—
Total assets	7,236,298	13,655,390

Liabilities
Payable for collateral on securities loaned (Note 7)	1,186,862	—
Payable to Adviser	5,305	13,425
Payable for Fund shares redeemed	—	3,731,715
Payable for investment securities purchased	—	581,063
Total liabilities	1,192,167	4,326,203
Net Assets	$6,044,131	$9,329,187

Net Assets Consists of:
Paid-in capital	$22,334,035	$9,419,308
Total distributable earnings (accumulated losses)	(16,289,904)	(90,121)
Net Assets	$6,044,131	$9,329,187

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	600,000	375,000
Net Asset Value, redemption price and offering price per share	$10.07	$24.88

(1) Includes loaned securities with a value of:	$1,105,591	$—

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos ETFs

Statements of Operations

For the Period Ended June 30, 2022 (Unaudited)

	Morgan Creek - Exos SPAC Originated ETF	Morgan Creek - Exos Active SPAC Arbitrage ETF(1)
Investment Income
Dividend income (Net of withholding tax of $367 and $0, respectively)	$380	$—
Interest income	189	1,212
Securities lending income	30,129	—
Total investment income	30,698	1,212

Expenses
Investment advisory fees	39,488	51,071
Total expenses	39,488	51,071
Net investment income (loss)	(8,790)	(49,859)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(775,445)	14,762
Net change in unrealized appreciation/depreciation on investments	(3,100,215)	(55,024)
Net realized and unrealized loss on investments	(3,875,660)	(40,262)
Net decrease in net assets from operations	$(3,884,450)	$(90,121)

(1)	The Fund commenced operations on January 31, 2022.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos SPAC Originated ETF

Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)
From Operations
Net investment income (loss)	$(8,790)	$(66,759)
Net realized loss on investments	(775,445)	(9,650,680)
Net change in unrealized appreciation/depreciation on investments	(3,100,215)	(4,058,458)
Net decrease in net assets resulting from operations	(3,884,450)	(13,775,897)

From Distributions
Distributable earnings	—	(64,671)
Total distributions	—	(64,671)

From Capital Share Transactions
Proceeds from shares sold	—	50,859,805
Cost of shares redeemed	(1,999,215)	(25,091,567)
Transaction fees (Note 4)	37	89
Net increase (decrease) in net assets resulting from capital share transactions	(1,999,178)	25,768,327

Total Increase (Decrease) in Net Assets	(5,883,628)	11,927,759

Net Assets
Beginning of period	11,927,759	—
End of period	$6,044,131	$11,927,759

Changes in Shares Outstanding
Shares outstanding, beginning of period	750,000	—
Shares sold	—	2,025,000
Shares redeemed	(150,000)	(1,275,000)
Shares outstanding, end of period	600,000	750,000

(1)	The Fund commenced operations on January 25, 2021.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Statement of Changes in Net Assets

Period Ended June 30, 2022(1) (Unaudited)
From Operations
Net investment loss	$(49,859)
Net realized gain on investments	14,762
Net change in unrealized appreciation/depreciation on investments	(55,024)
Net decrease in net assets resulting from operations	(90,121)

From Capital Share Transactions
Proceeds from shares sold	14,397,753
Cost of shares redeemed	(4,978,445)
Transaction fees (Note 4)	—
Net increase in net assets resulting from capital share transactions	9,419,308

Total Increase in Net Assets	9,329,187

Net Assets
Beginning of period	—
End of period	$9,329,187

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	575,000
Shares redeemed	(200,000)
Shares outstanding, end of period	375,000

(1)	The Fund commenced operations on January 31, 2022.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos SPAC Originated ETF

Financial Highlights

For a Share Outstanding Throughout each Period

	Period Ended June 30, 2022 (Unaudited)	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$15.90	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	(5.82)	(8.96)
Total from investment operations	(5.83)	(9.02)

Less distributions paid:
From net investment income	—	(0.08)
Total distributions paid	—	(0.08)

Net Asset Value, End of Period	$10.07	$15.90

Total return, at NAV(3)(4)	(36.66)%	(36.08)%
Total return, at Market(3)(4)	(36.63)%	(36.31)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$6,044	$11,928

Ratio of expenses to average net assets(5)	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(5)	(0.22)%	(0.30)%
Portfolio turnover rate(4)(6)	22%	165%

(1)	The Fund commenced investment operations on January 25, 2021.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended June 30, 2022 (Unaudited)(1)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	(0.13)
Net realized and unrealized gain (loss) on investments	0.01
Total from investment operations	(0.12)

Net Asset Value, End of Period	$24.88

Total return, at NAV(3)(4)	(0.49)%
Total return, at Market(3)(4)	(0.80)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$9,329

Ratio of expenses to average net assets(5)	1.25%
Ratio of net investment income (loss) to average net assets(5)	(1.22)%
Portfolio turnover rate(4)(6)	55%

(1)	The Fund commenced investment operations on January 31, 2022.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited)

1.	ORGANIZATION

Morgan Creek - Exos SPAC Originated ETF (“SPXZ”) and Morgan Creek Exos – Active SPAC Arbitrage ETF (“CSH”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

SPXZ is an actively-managed exchange-traded fund (“ETF”). The Fund’s objective is to invest primarily in U.S.-listed special purpose acquisition companies (“SPACs”) and in companies that have merged with or been acquired by a SPAC.

CSH is an actively-managed ETF. The Fund’s objective is to preserve capital and provide incremental total return using a strategy designed around the unique characteristics of “Pre-Combination” SPAC securities.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Morgan Creek Capital Management, LLC (“Morgan Creek” or “Adviser”), the Funds’ Investment Adviser and Exos Asset Management LLC (“Exos or “Sub-Adviser”), the Funds’ Sub-Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Funds prepare their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading

Morgan Creek - Exos ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Creek - Exos ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at June 30, 2022, are as follows:

Morgan Creek - Exos SPAC Originated ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$5,865,339	$—	$—	$5,865,339
Short-Term Investments	—	29,659	—	29,659
Investments Purchased with Proceeds From Securities Lending	1,186,862	—	—	1,186,862
Total Investments - Assets	$7,052,201	$29,659	$—	$7,081,860

*	See Schedule of Investments for industry classifications.

Morgan Creek - Exos Active SPAC Arbitrage ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$8,930,372	$143,252	$—	$9,073,624
Short-Term Investments	—	897,584	—	897,584
Warrants	31,163	6,141	—	37,304
Total Investments - Assets	$8,961,535	$1,040,836	$—	$10,008,512

*	See Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent

Morgan Creek - Exos ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2021, the Funds’ most recent fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

SPXZ recognized no interest or penalties related to uncertain tax benefits in the 2021 fiscal period. At December 31, 2021, the Fund’s most recent fiscal period end, the tax periods from commencement of operations remained open to examination in the Fund’s major tax jurisdictions.

CSH commenced operations after the December 31, 2021, fiscal period end; therefore, there was no tax information as of June 30, 2022.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Morgan Creek, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.00% of SPXZ’s average daily net assets and at an annual rate of 1.25% of CSH’s average daily net assets. Morgan Creek has agreed to pay all expenses of the Funds except the fee paid to Morgan Creek under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Exos, a Delaware limited liability company serves as the sub-adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which fee is calculated and paid monthly, at a rate of 50% of the Adviser’s net advisory fee, net of each Fund’s expenses paid by the Adviser and expenses paid by the Adviser related to the statutory distributor.

Morgan Creek - Exos ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as each Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. Effective April 30, 2022, the Creation Unit Transaction Fee charged by SPXZ for each creation order is $300. Prior to this date, the Creation Unit Transaction fee was $250. The Creation Unit Transaction Fee charged by CSH for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Morgan Creek - Exos ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Fiscal Period Ended December 31, 2021
	Ordinary Income(1)	Long-Term Capital Gain
Morgan Creek – Exos SPAC Originated ETF	$64,671	$—

(1)	Ordinary income includes short-term capital gains.

The Funds paid no distributions for the period ended June 30, 2022.

At December 31, 2021, SPXZ’s most recent fiscal period end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for SPXZ was as follows:

Federal Tax Cost of Investments	$18,287,639
Gross Tax Unrealized Appreciation	$373,002
Gross Tax Unrealized Depreciation	(4,616,770)
Net Tax Unrealized Appreciation (Depreciation)	(4,243,768)
Other Accumulated Gain (Loss)	(8,161,686)
Total Distributable Earnings / (Accumulated Losses)	$(12,405,454)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. At December 31, 2021, SPXZ had capital losses remaining of $8,110,827, which will be carried forward indefinitely to offset future realized capital gains. At December 31, 2021, SPXZ deferred, on a tax basis, late year ordinary losses of $34,654.

Morgan Creek - Exos ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

6.	INVESTMENT TRANSACTIONS

During the period ended June 30, 2022, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Morgan Creek – Exos SPAC Originated ETF	$102,751	$(423,013)
Morgan Creek – Exos Active SPAC Arbitrage ETF	17,632	(4,730)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2022, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Morgan Creek – Exos SPAC Originated ETF	$1,779,742	$1,821,008	$—	$1,952,214
Morgan Creek – Exos Active SPAC Arbitrage ETF	5,638,003	4,790,871	13,039,132	4,738,742

7.	SECURITIES LENDING

The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective July 9, 2021, which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Fund to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. Each Fund could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Collateral received for securities loaned.” During the period ended June 30, 2022, SPXZ loaned securities and received cash collateral for the loans, which was invested in the First American Government Obligations Fund, Class X. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, the Funds pay a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of each Fund’s aggregate net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income.” The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.

Morgan Creek - Exos ETFs

Notes to Financial Statements

June 30, 2022 (Unaudited) (Continued)

As of June 30, 2022, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Funds	Values of Securities on Loan	Fund Collateral Received*
Morgan Creek – Exos SPAC Originated ETF	$1,105,591	$1,186,862
Morgan Creek – Exos Active SPAC Arbitrage ETF	—	—

*

The cash collateral received was invested in the First American Government Obligations Fund, Class X, a money market fund subject to Rule 2a-7 under the 1940 Act with an overnight and continuous maturity, as shown on the Schedule of Investments.

8.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Investment Risks.”

9.	SUBSEQUENT EVENTS

On August 18, 2022, the Morgan Creek - Exos SPAC Originated ETF liquidated according to the Plan of Liquidation.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Morgan Creek-Exos Active SPAC Arbitrage ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2022 (Unaudited)

At a meeting held on December 9, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between Morgan Creek Asset Management, LLC (the “Adviser”) and the Trust, on behalf of Morgan Creek-Exos Active SPAC Arbitrage ETF (the “Fund”), and a sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and Exos Asset Management LLC (the “Sub-Adviser”) with respect to the Fund.

Additionally, at a special meeting held on January 11, 2022, the Board, including the Independent Trustees, considered the approval an amendment to the Advisory Agreement between the Adviser the Trust, on behalf of the Fund, for the sole purpose of lowering the Fund’s advisory fee from 1.50% to 1.25% of the Fund’s average daily net assets, and to harmonize the sub-advisory fee earned on Fund with that of other funds sub-advised by the Sub-Adviser which are advised by the Adviser.

Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Agreements must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and Sub-Adviser and, during the Meeting, representatives from the Adviser presented additional oral and written information to assist the Board with its evaluation of the Agreements. Among other things, representatives from the Adviser provided an overview of its advisory business, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Agreements under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory and sub-advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) Fund expenses and performance; (iii) the cost of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from its relationship with the Trust and the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the Fund, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Fund,

Morgan Creek-Exos Active SPAC Arbitrage ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2022 (Unaudited) (Continued)

including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past and current reports from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about the Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Adviser.

Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies and expected break-even expense analyses. The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Equity Market Neutral ETFs, Event Driven ETFs, Long-Short ETFs, Multistrategy ETFs, Small Growth ETFs, and Small Value ETFs, as reported by Morningstar (collectively, the “Category Peer Group”) and its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that the proposed expense ratio for the Fund was significantly higher than the median for the Category Peer Group, but was within the range of expense ratios for the Category Peer Group. The Board further noted that the Fund’s proposed expense ratio was higher than the median expense ratio for the Selected Peer Group. Based on its review, the Board concluded that the investment advisory fee and expense ratios appeared to be competitive and are otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the Fund shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund;

Morgan Creek-Exos Active SPAC Arbitrage ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2022 (Unaudited) (Continued)

determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by the Fund; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other Investment Company Act of 1940 regulated investment vehicles, including certain other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to the Sub-Adviser, including its Form ADV and its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision making process, details about the Fund, and information about the services to be provided by the Sub-Adviser, and that they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by the Sub-Adviser.

Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about the Fund’s investment strategies and expected break-even expense analyses. The Board also reviewed information regarding the Fund’s proposed advisory and sub-advisory fees, including advisory fees and total expense ratios of those funds that might be considered peers of the Fund. Based on its review, the Board concluded that the sub-advisory fee and expense ratios appeared to be competitive and are otherwise reasonable in light of the information provided.

Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund.

Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund’s assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of the Fund and its shareholders.

Morgan Creek - Exos ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-855-857-2677, or by visiting the Fund’s website at www.morgancreekcap.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. Each Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-855-857-2677. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Each Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-857-2677 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each Fund trades on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund is available without charge, on the Funds’ website at www.morgancreekcap.com.

TAX INFORMATION

Morgan Creek - Exos Active SPAC Arbitrage ETF commenced operations after the December 31, 2021, fiscal period end; therefore, there was no tax information.

For the fiscal period ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Morgan Creek - Exos SPAC Originated ETF	11.82%
Morgan Creek - Exos Active SPAC Arbitrage ETF	N/A

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2021 was as follows:

Morgan Creek - Exos SPAC Originated ETF	11.83%
Morgan Creek - Exos Active SPAC Arbitrage ETF	N/A

For the fiscal period ended December 31, 2021, the Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds was as follows:

Morgan Creek - Exos SPAC Originated ETF	0.00%
Morgan Creek - Exos Active SPAC Arbitrage ETF	N/A

Morgan Creek - Exos ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Investment Adviser:

Morgan Creek Capital Management, LLC
301 W. Barbee Chapel Road, Suite 200
Chapel Hill, NC 27517

Investment Sub-Adviser:

Exos Asset Management LLC
1370 Broadway, Suite 1450
New York, NY 10018

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/7/2022

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/7/2022

*	Print the name and title of each signing officer under his or her signature.